Cash and cash equivalents (Details) - ZAR (R) R in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at the bank, on hand and cash equivalents	R 26,076	R 30,292		R 20,240
Total cash and cash equivalents	R 26,076	R 30,292	[1]	R 20,240	[1]	R 5,619

[1]	* Restated — see note 1.5